Equity-accounted investees - Dividends Received (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 28, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity-accounted investees [Line Items]
Dividends received		$ 6,354	$ 11,663	$ 3,164
Abu Dhabi Fertilizer Industries WWL
Equity-accounted investees [Line Items]
Share of ownership in associates		37.00%
Dividends received	$ 3,000	$ 3,000	9,438	0
Ajay North America
Equity-accounted investees [Line Items]
Share of ownership in associates		49.00%
Dividends received		$ 1,576	1,233	1,967
Ajay Europe SARL
Equity-accounted investees [Line Items]
Share of ownership in associates		50.00%
Dividends received		$ 1,778	$ 992	$ 1,197